Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ (45)	$ 0	$ 0
Foreign currency translation adjustment	(109,695)	(19,851)	7,788
Net unrealized losses on post-retirement benefits	(7,205)	(4,164)	(975)
Total	$ (116,945)	$ (24,015)	$ 6,813